Equity affiliates, other investments and related party (Tables)	12 Months Ended
Dec. 31, 2021
Equity affiliates, other investments and related parties
Schedule of equity affiliates in facing financials

Equity value
As of December 31,
(M$)	2021	2020	2019
Total Associates	17,244	15,745	17,026
Total Joint ventures	9,277	7,102	6,097
Total	26,521	22,847	23,123
Loans	4,532	5,129	3,999
TOTAL	31,053	27,976	27,122

Profit/(loss)
(M$)	2021	2020	2019
Total Associates	1,186	753	2,534
Total Joint ventures	2,252	(301)	872
TOTAL	3,438	452	3,406

Other comprehensive income
(M$)	2021	2020	2019
Total Associates	734	(1,704)	592
Total Joint ventures	(28)	(127)	(184)
TOTAL	706	(1,831)	408

Schedule of information related to associates

Exploration & production activites	Novatek(a)			Liquefaction entities			PetroCedeño(a)
(M$)	2021	2020	2019	2021	2020	2019	2020	2019
Non current assets	26,954	23,748	24,081	39,348	34,273	30,578	4,008	3,994
Current assets	8,208	4,170	6,898	11,075	7,537	9,994	6,428	7,457
TOTAL ASSETS	35,162	27,918	30,979	50,423	41,810	40,572	10,436	11,451
Shareholder’s equity	25,944	22,160	24,884	23,867	23,403	23,640	4,548	4,548
Non current liabilities	3,246	3,164	3,727	19,659	13,608	11,445	73	76
Current liabilities	5,972	2,594	2,368	6,897	4,799	5,487	5,815	6,827
TOTAL LIABILITIES	35,162	27,918	30,979	50,423	41,810	40,572	10,436	11,451
Revenue from sales	15,876	9,733	13,227	23,243	15,584	22,684	66	356
Net income	5,871	1,759	8,260	8,056	2,416	5,692	–	(33)
Other comprehensive income	(82)	(3,206)	1,807	–	–	–	–	–
% owned	19.40%	19.40%	19.40%				30.32%	30.32%
Equity value	6,243	5,596	6,469	5,582	5,534	5,493	1,379	1,379
Including goodwill and identifiable assets	1,210	1,297	1,641	1,832	1,837	1,714	–	–
Profit/(loss)	1,065	264	1,508	1,024	237	637	–	(10)
Share of Other Comprehensive Income, net amount	446	(1,409)	634	85	(122)	23	–	–
Dividends paid to TotalEnergies	387	229	266	817	406	752	–	–
(a)	Information includes the best Company’s estimates of results at the date of TotalEnergies’ financial statements.

Adani Green
Renewables and Electricity activities	Energy Limited (b)
(M$)	2021
Non current assets	6,223
Current assets	1,042
TOTAL ASSETS	7,265

Shareholder’s equity	316
Non current liabilities	5,560
Current liabilities	1,389
TOTAL LIABILITIES	7,265

Revenue from sales	545
Net income	35
Other comprehensive income	(10)

% owned	20.00%
Equity value	2,102
including goodwill and identifiable assets	2,039
Profit/(loss)	7
Share of Other Comprehensive Income, net amount	6
Dividends paid to TotalEnergies	–

	Saudi Aramco Total
Refining & Chemicals activities	Refining & Petrochemicals			Qatar
(M$)	2021	2020	2019	2021	2020	2019
Non current assets	10,264	10,698	10,976	3,909	4,105	4,160
Current assets	2,221	1,211	1,793	1,908	1,521	1,571
TOTAL ASSETS	12,485	11,909	12,769	5,817	5,626	5,731

Shareholder’s equity	1,164	1,256	2,113	2,693	2,717	2,676
Non current liabilities	7,322	7,994	8,098	1,906	2,171	2,150
Current liabilities	3,999	2,659	2,558	1,218	738	905
TOTAL LIABILITIES	12,485	11,909	12,769	5,817	5,626	5,731
Revenue from sales	11,123	6,031	10,522	9,266	5,222	8,225
Net income	(245)	(686)	(171)	649	91	42
Other comprehensive income	155	(171)	(124)	(5)	–	111
% owned	37.50%	37.50%	37.50%
Equity value	437	471	792	693	716	706
including goodwill and identifiable assets	–	–	–	–	–	–
Profit/(loss)	(92)	(257)	(64)	174	57	91
Share of Other Comprehensive Income, net amount	116	(128)	(33)	13	(16)	14
Dividends paid to TotalEnergies	–	–	–	199	63	159

Schedule of information related to joint ventures

	Liquefaction entities			Hanwha Total Petrochemicals
	(Integrated Gas, Renewables & Power)			(Refining & Chemicals)
(M$)	2021	2020	2019	2021	2020	2019
Non current assets	66,924	70,425	70,279	4,443	4,664	4,310
Current assets excluding cash and cash equivalents	2,912	1,513	1,866	2,117	1,575	1,842
Cash and cash equivalents	2,312	1,834	1,678	151	303	322
TOTAL ASSETS	72,148	73,772	73,823	6,711	6,542	6,474
Shareholder’s equity	9,956	4,433	7,151	3,538	3,443	3,319
Other non current liabilities	8,205	8,259	6,864	164	167	150
Non current financial debts	50,920	58,128	56,379	1,241	1,703	1,761
Other current liabilities	3,067	2,952	3,429	1,055	583	756
Current financial debts	–	–	–	713	646	488
TOTAL LIABILITIES	72,148	73,772	73,823	6,711	6,542	6,474
Revenue from sales	14,380	8,543	9,240	8,600	5,734	8,437
Depreciation and depletion of tangible assets and mineral interests	(3,058)	(3,130)	(3,040)	(312)	(278)	(256)
Interest income	–	2	5	–	–	–
Interest expense	(2,599)	(2,972)	(2,993)	(44)	(2)	(14)
Income taxes	(1,448)	77	(270)	(222)	(69)	(124)
Net income	5,600	(2,399)	383	620	133	302
Other comprehensive income	323	(323)	(429)	(308)	194	(116)
% owned				50.00%	50.00%	50.00%
Equity value	2,725	1,602	2,318	1,769	1,721	1,660
including goodwill and identifiable assets	502	546	660	–	–	–
Profit/(loss)	1,119	(633)	(19)	310	67	150
Share of Other Comprehensive Income, net amount	84	(84)	(112)	(150)	87	(68)
Dividends paid to TotalEnergies	81	–	–	109	102	200

Schedule of main aggregated financial items in equity consolidated affiliates not presented individually

	2021		2020		2019
As of December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Non Current assets	5,987	9,745	5,454	7,002	5,435	4,287
Current assets	1,849	1,799	1,299	1,671	1,357	1,276
TOTAL ASSETS	7,836	11,544	6,753	8,673	6,792	5,563
Shareholder’s equity	1,366	2,531	1,183	1,963	1,405	1,437
Non current liabilities	5,455	7,460	4,881	5,469	4,412	3,091
Current liabilities	1,015	1,553	689	1,241	975	1,035
TOTAL LIABILITIES	7,836	11,544	6,753	8,673	6,792	5,563

	2021		2020		2019
For the year ended December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Revenues from sales	2,450	4,850	2,154	3,116	2,190	3,535
NET INCOME	514	381	478	202	383	288
Share of other comprehensive income items	68	38	(29)	(130)	(46)	(4)
Equity value	2,188	4,782	2,049	3,779	2,187	2,119
Profit/(Loss)	(992)	823	452	265	372	741
Dividends paid to TotalEnergies	498	96	409	59	362	50

Schedule of other investments

	As of			As of
As of December 31, 2021	January 1,	Increase -	Change in	December 31,
(M$)	2021	Decrease	fair value	2021
Enphase Energy Inc	613	(177)	21	457
Tellurian Investments Inc.	57	(111)	54	–
Other shares through fair value OCI (unit value < $50M)	113	12	(9)	116
Equity instruments recorded through fair value OCI	783	(276)	66	573
BBPP	58	(58)	–	–
BTC Limited	27	–	(13)	14
Other shares through fair value P&L (unit value < $50M)	1,139	(106)	5	1,038
Equity instruments recorded through fair value P&L	1,224	(164)	(8)	1,052
TOTAL EQUITY INSTRUMENTS	2,007	(440)	58	1,625

	As of			As of
As of December 31, 2020	January 1,	Increase -	Change in	December 31,
(M$)	2020	Decrease	fair value	2020
Enphase Energy Inc	173	(251)	691	613
Tellurian Investments Inc.	207	(1)	(149)	57
Other shares through fair value OCI (unit value < $50M)	126	(4)	(9)	113
Equity instruments recorded through fair value OCI	506	(256)	533	783
BBPP	62	(4)	–	58
BTC Limited	28	–	(1)	27
Tas Helat Marketing Company (a)	108	(108)	–	–
Other shares through fair value P&L (unit value < $50M)	1,074	84	(19)	1,139
Equity instruments recorded through fair value P&L	1,272	(28)	(20)	1,224
TOTAL EQUITY INSTRUMENTS	1,778	(284)	513	2,007
(a)	Tas Helat Marketing Company is a joint venture with SAUDI ARAMCO to develop the retail business. It was consolidated in 2020 (using the equity method).

	As of			As of
As of December 31, 2019	January 1,	Increase -	Change in	December 31,
(M$)	2019	Decrease	fair value	2019
Enphase Energy Inc	36	(5)	142	173
Tellurian Investments Inc.	207	–	–	207
Other shares through fair value OCI (unit value < $50M)	119	7	–	126
Equity instruments recorded through fair value OCI	362	2	142	506
BBPP	62	–	–	62
BTC Limited	50	–	(22)	28
Tas Helat Marketing Company (a)	–	108	–	108
Total Lubrificantes do Brasil(b)	111	(111)	–	–
Other shares through fair value P&L (unit value < $50M)	836	238	–	1,074
Equity instruments recorded through fair value P&L	1,059	235	(22)	1,272
TOTAL EQUITY INSTRUMENTS	1,421	237	120	1,778
(a)	Tas Helat Marketing Company is a joint venture with SAUDI ARAMCO to develop the retail business. It will be consolidated in 2020 (using the equity method).
(b)	Total Lubrificantes do Brasil was consolidated in 2019.

Schedule of main transactions and receivable and payable balances with related parties

As of December 31,
(M$)	2021	2020	2019
Balance sheet
Receivables
Debtors and other debtors	809	545	486
Loans (excl. loans to equity affiliates)	113	89	42
Payables
Creditors and other creditors	1,347	662	968
Debts	2	3	2

For the year ended December 31,
(M$)	2021	2020	2019
Statement of income
Sales	4,250	3,134	4,127
Purchases	(13,473)	(7,183)	(10,158)
Financial income	–	1	4
Financial expense	(8)	(6)	(4)

Schedule of affiliates direct and indirect compensation

Restating the 2019 data to the scope of TotalEnergies’ Executive Officers as defined in 2020, the detail of the compensation is as follows:

For the year ended December 31,
(M$)	2021	2020	2019
Number of people	11	11	10
Direct or indirect compensation	11.9	12.6	12.0
Pension expenses	1.4	1.5	(2.4)
Share-based payments expense (IFRS2)	4.9	7.2	7.7

Previously stated
Equity affiliates, other investments and related parties
Schedule of affiliates direct and indirect compensation

For the year ended December 31,
(M$)	2021	2020	2019
Number of people	11	11	15
Direct or indirect compensation	11.9	12.6	15.0
Pension expenses (a)	1.4	1.5	(4.9)
Share-based payments expense (IFRS 2) (b)	4.9	7.2	8.7

(a)

The benefits provided for Executive Officers of TotalEnergies and the members of the Board of Directors, who are employees of TotalEnergies, include severance to be paid upon retirement, supplementary pension schemes and insurance plans, which represent a commitment of $90.7 million as of December 31, 2021 (against $129.0 million as of December 31, 2020 and $113.3 million as of December 31, 2019). Converted into Euros, this commitment amounts to €80.1 million as of December 31, 2021 (against €105.2 million as of December 31, 2020 and €100.8 million as of December 31, 2019).

(b)

Share-based payments expense computed for the Executive Officers and the members of the Board of Directors who are employees of TotalEnergies and based on the principles of IFRS 2 “Share-based payments” described in Note 9.